Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Property and Equipment [Abstract]
Depreciation expense	$ 111,387	$ 105,439	$ 105,027
Software assets developed for internal use costs, net of accumulated depreciation	$ 171,331	$ 152,366